RATE-REGULATED BUSINESSES - Narrative (Details) - CAD ($) $ in Billions	1 Months Ended		12 Months Ended	24 Months Ended
	Sep. 30, 2024	Apr. 30, 2020	Dec. 31, 2025	Dec. 31, 2024
NGTL System
Public Utilities, General Disclosures [Line Items]
Maximum cost recovery and return on investment	$ 3.3
Approved ROE on deemed common equity			10.10%	10.10%
Deemed common equity, percent			40.00%	40.00%
Canadian Mainline
Public Utilities, General Disclosures [Line Items]
Approved ROE on deemed common equity			10.10%
Deemed common equity, percent			40.00%
Unanimous negotiated settlement period		6 years